UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2014 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* – 96.7% of Net Assets

	Australia – 8.6%
9,115	Amcor Ltd.(b)	$97,320
27,776	Aurizon Holdings Ltd.(b)	123,867
3,992	Australia & New Zealand Banking Group Ltd.(b)(c)	124,751
4,510	BHP Billiton Ltd.(b)(c)	155,527
7,146	Brambles Ltd.(b)	63,480
2,351	Commonwealth Bank of Australia(b)(c)	178,714
1,109	CSL Ltd.(b)	76,586
4,062	National Australia Bank Ltd.(b)	133,677
3,835	Newcrest Mining Ltd.(b)(d)	40,803
1,873	Orica Ltd.(b)	35,895
5,088	Origin Energy Ltd.(b)	73,851
3,843	QBE Insurance Group Ltd.(b)	41,403
937	Rio Tinto Ltd.(b)	54,969
41,017	Scentre Group(b)(d)	131,396
6,485	Suncorp Group Ltd.(b)	87,462
1,999	Wesfarmers Ltd.(b)	80,927
14,244	Westfield Corp.(b)	101,370
1,800	Woodside Petroleum Ltd.(b)	71,833
2,316	Woolworths Ltd.(b)	78,282

		1,752,113

	Euro Zone – 30.4%
1,686	Accor S.A.(b)	81,966
784	Air Liquide S.A. (b)	100,220
69	Airbus Group NV(b)	4,246
1,095	Allianz SE, (Registered)(b)(c)	186,997
801	Alstom S.A.(b)(d)	28,374
1,565	Anheuser-Busch InBev NV(b)(c)	174,580
899	ASML Holding NV(b)	86,292
3,650	AXA S.A.(b)	90,570
17,001	Banco Bilbao Vizcaya Argentaria S.A.(b)(c)	205,807
27,045	Banco Santander S.A.(b)(c)	269,451
1,928	BASF SE(b)(c)	198,764
1,610	Bayer AG, (Registered)(b)(c)	216,389
713	Bayerische Motoren Werke AG(b)	83,212
1,572	Belgacom S.A.(b)	56,038
2,336	BNP Paribas S.A.(b)(c)	157,851
951	Bouygues S.A.(b)	34,952
757	Casino Guichard Perrachon S.A.(b)	90,406
472	Continental AG(b)	101,017
2,367	Daimler AG, (Registered)(b)(c)	194,176
1,119	Danone(b)	78,142
2,376	Deutsche Bank AG, (Registered)(b)	81,464
3,191	Deutsche Post AG(b)	104,620
6,533	Deutsche Telekom AG(b)	97,911
1,705	E.ON AG(b)	31,031
1,592	Electricite de France S.A.(b)	51,756
17,611	Enel SpA(b)	93,280
4,604	ENI SpA(b)	114,967

Shares	Description	Value (†)
Common Stocks* – continued

Euro Zone – continued
4,942	ING Groep NV(b)(d)	$68,016
43,240	Intesa Sanpaolo SpA(b)	128,747
1,441	Kone OYJ, Class B(b)	61,086
977	Koninklijke DSM NV(b)	65,275
127	Koninklijke Philips NV(b)	3,879
1,277	Legrand S.A.(b)	70,617
656	Linde AG(b)	130,003
707	LVMH Moet Hennessy Louis Vuitton S.A.(b)	122,738
7,369	Nokia OYJ(b)	61,888
3,975	Orange S.A.(b)	60,170
722	OSRAM Licht AG(b)(d)	30,241
738	Pernod-Ricard S.A.(b)	87,065
1,867	Sampo OYJ, A Shares(b)	91,943
1,768	Sanofi(b)(c)	193,759
1,574	SAP SE(b)(c)	122,684
1,149	Schneider Electric SE(b)	97,204
219	Schneider Electric SE(b)	18,316
2,683	SCOR SE(b)	82,155
1,948	SES S.A.(b)	72,078
1,379	Siemens AG, (Registered)(b)(c)	172,873
15,567	Snam SpA(b)	90,564
1,945	Societe Generale S.A.(b)	98,652
1,046	Sodexo(b)	103,170
48,700	Telecom Italia SpA(b)	44,847
11,532	Telefonica S.A.(b)(c)	182,953
944	Thales S.A.(b)	52,739
2,618	ThyssenKrupp AG(b)(d)	72,880
3,967	Total S.A.(b)(c)	261,776
2,066	Umicore S.A.(b)	99,862
12,317	UniCredit SpA(b)	95,524
3,989	Unilever NV(b)	165,883
1,439	Vinci S.A.(b)	94,126
425	Volkswagen AG(b)	95,489

		6,213,681

	Hong Kong – 3.8%
27,385	AIA Group Ltd.(b)	149,335
69,205	Bank of China Ltd., Class H(b)	32,130
13,185	CLP Holdings Ltd.(b)	111,640
14,388	CNOOC Ltd.(b)	28,874
4,059	Hang Seng Bank Ltd.(b)	68,537
6,595	Hong Kong Exchanges & Clearing Ltd.(b)	151,505
5,408	Hutchison Whampoa Ltd.(b)	70,310
3,515	Tencent Holdings Ltd.(b)	57,210
13,642	Wharf Holdings Ltd.(b)	106,661

		776,202

	Japan – 19.5%
2,823	Advantest Corp.(b)	32,823
1,407	Asahi Group Holdings Ltd.(b)	44,405
5,800	Astellas Pharma, Inc.(b)	83,637
2,109	Bridgestone Corp.(b)	72,435
2,080	Canon, Inc.(b)(c)	67,878

Shares	Description	Value (†)
Common Stocks* – continued

Japan – continued
2,491	Chiyoda Corp.(b)	$27,289
2,536	Coca-Cola West Co. Ltd.(b)	39,499
2,309	Credit Saison Co. Ltd.(b)	45,971
2,611	Daiichi Sankyo Co. Ltd.(b)	46,204
836	Daikin Industries Ltd.(b)	57,714
2,222	Denso Corp.(b)	96,531
1,780	Dentsu, Inc.(b)	72,332
1,238	Eisai Co. Ltd.(b)	51,708
385	FANUC Corp.(b)(c)	64,534
179	Fast Retailing Co. Ltd.(b)	56,055
2,554	FUJIFILM Holdings Corp.(b)	77,116
1,444	Hamamatsu Photonics KK(b)	68,701
8,487	Hankyu Hanshin Holdings, Inc.(b)	50,027
2,591	Hitachi Construction Machinery Co. Ltd.(b)	50,959
3,478	Honda Motor Co. Ltd.(b)(c)	118,065
3,892	Idemitsu Kosan Co. Ltd.(b)	85,423
1,816	Japan Tobacco, Inc.(b)	62,223
1,127	JGC Corp.(b)	32,651
2,342	JTEKT Corp.(b)	37,303
10,868	Kaneka Corp.(b)	64,327
1,428	Kao Corp.(b)	61,603
1,204	KDDI Corp.(b)(c)	69,573
9,391	Keikyu Corp.(b)	82,667
1,646	Komatsu Ltd.(b)	37,152
1,137	Konami Corp.(b)	26,354
3,637	Kurita Water Industries Ltd.(b)	81,677
1,236	Kyocera Corp.(b)	57,892
493	Lawson, Inc.(b)	35,408
3,014	Mitsubishi Corp.(b)	62,361
3,240	Mitsubishi Estate Co. Ltd.(b)	74,931
22,115	Mitsubishi UFJ Financial Group, Inc.(b)	127,463
12,394	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	66,247
3,469	Mitsui & Co. Ltd.(b)	56,594
2,217	Mitsui Fudosan Co. Ltd.(b)	70,746
2,053	Nikon Corp.(b)	29,842
8,956	Nomura Holdings, Inc.(b)	57,488
780	NTT Data Corp.(b)	28,016
4,035	NTT DOCOMO, Inc.(b)	69,875
6,726	Panasonic Corp.(b)	82,231
2,697	Ricoh Co. Ltd.(b)	29,275
940	Secom Co. Ltd.(b)	57,471
2,905	Seven & I Holdings Co. Ltd.(b)	116,636
794	Shin-Etsu Chemical Co. Ltd.(b)(c)	49,321
2,429	Shionogi & Co. Ltd.(b)	57,222
1,707	Softbank Corp.(b)(c)	123,340
3,290	Sumitomo Corp.(b)	42,504
1,794	Sumitomo Metal Mining Co. Ltd.(b)	27,243
1,278	Sumitomo Realty & Development Co. Ltd.(b)	49,555
1,956	Suzuki Motor Corp.(b)	63,634
4,182	Taiyo Nippon Sanso Corp.(b)	37,672
1,377	Takeda Pharmaceutical Co. Ltd.(b)	62,907
897	TDK Corp.(b)	44,723
2,200	Terumo Corp.(b)	55,407

Shares	Description	Value (†)
Common Stocks* – continued

Japan – continued
645	Tokyo Electron Ltd.(b)(c)	$45,197
1,654	Toyo Suisan Kaisha Ltd.(b)	51,777
4,702	Toyota Motor Corp.(b)(c)	268,291
1,184	Toyota Tsusho Corp.(b)	31,278
1,158	Trend Micro, Inc.(b)	37,317
2,359	Yamato Holdings Co. Ltd.(b)	48,792

		3,983,492

	Sweden – 3.6%
2,417	Atlas Copco AB, Class A(b)	70,524
3,252	Hennes & Mauritz AB, Series B(b)	138,612
1,945	Hexagon AB, B Shares(b)	63,732
10,269	Nordea Bank AB(b)	134,093
2,182	Svenska Cellulosa AB SCA, B Shares(b)	52,493
1,842	Svenska Handelsbanken AB, A Shares(b)	86,487
3,230	Swedbank AB, A Shares(b)	82,327
5,831	Telefonaktiebolaget LM Ericsson, Class B(b)	72,663
3,699	Volvo AB, B Shares(b)	44,225

		745,156

	Switzerland – 9.7%
4,684	ABB Ltd., (Registered)(b)	106,535
716	Aryzta AG(b)	65,414
1,471	Baloise Holding AG, (Registered)(b)	191,908
3,936	Credit Suisse Group AG, (Registered)(b)	111,042
455	Kuehne & Nagel International AG, (Registered)(b)	61,430
4,089	Nestle S.A., (Registered)(b)(c)	317,177
3,696	Novartis AG, (Registered)(b)(c)	332,072
1,079	Roche Holding AG(b)(c)	315,131
412	Schindler Holding AG(b)	59,613
365	Sonova Holding AG, (Registered)(b)	58,432
440	Sulzer AG, (Registered)(b)	58,487
675	Swatch Group AG (The), (Registered)(b)	69,229
201	Swiss Life Holding AG, (Registered)(b)	50,708
1,492	Transocean Ltd.(b)	57,475
7,236	UBS AG, (Registered)(b)(c)	129,863

		1,984,516

	United Kingdom – 21.1%
706	Anglo American PLC(b)	17,926
1,326	Associated British Foods PLC(b)	63,075
2,389	AstraZeneca PLC(b)(c)	182,301
8,781	Aviva PLC(b)	75,998
4,415	Babcock International Group PLC(b)	82,231
26,523	Barclays PLC(b)	98,926
5,753	BG Group PLC(b)	114,678
3,054	BHP Billiton PLC(b)	96,266
25,568	BP PLC(b)(c)	203,958
3,004	British American Tobacco PLC(b)(c)	177,606
18,356	BT Group PLC(b)	118,017
2,760	Bunzl PLC(b)	75,450
13,647	Centrica PLC(b)	72,440
1,267	Croda International PLC(b)	45,904

Shares	Description	Value (†)
Common Stocks* – continued

United Kingdom – continued
3,979	Diageo PLC(b)(c)	$117,421
7,246	GlaxoSmithKline PLC(b)(c)	177,090
17,764	Glencore PLC(b)	106,965
26,526	HSBC Holdings PLC(b)(c)	286,725
104,482	Lloyds Banking Group PLC(b)(d)	132,444
13,229	Meggitt PLC(b)	103,532
5,734	Melrose Industries PLC(b)	25,984
12,697	National Grid PLC(b)	189,744
971	Next PLC(b)	114,415
23,354	Old Mutual PLC(b)	77,197
5,802	Prudential PLC(b)	139,857
1,278	Reckitt Benckiser Group PLC(b)	111,526
2,117	Rio Tinto PLC(b)(c)	113,196
2,667	Rolls-Royce Holdings PLC(b)	45,256
10,827	Royal Dutch Shell PLC, A Shares(b)(c)	438,187
1,810	SABMiller PLC(b)	100,011
1,636	Shire PLC(b)	133,297
1,694	Standard Chartered PLC(b)	34,145
16,145	Tesco PLC(b)(d)	61,713
2,245	Unilever PLC(b)	99,027
39,357	Vodafone Group PLC(b)	135,265
6,709	WPP PLC(b)	140,795

		4,308,568

	Total Common Stocks (Identified Cost $16,288,317)	19,763,728

Shares
Purchased Options(e) – 0.2%
54,000	On iShares MSCI EAFE ETF, Put expiring September 20, 2014 at 58.00	1,350
39,800	On iShares MSCI EAFE ETF, Put expiring September 20, 2014 at 59.00	995
55,300	On iShares MSCI EAFE ETF, Put expiring September 20, 2014 at 61.00	2,489
40,000	On iShares MSCI EAFE ETF, Put expiring October 18, 2014 at 59.00	4,600
50,000	On iShares MSCI EAFE ETF, Put expiring October 18, 2014 at 61.00	8,750
51,900	On iShares MSCI EAFE ETF, Put expiring November 22, 2014 at 61.00	20,500

	Total Purchased Options (Identified Cost $107,586)	38,684

Principal Amount
Short-Term Investments – 4.1%
$ 834,050	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/29/2014 at 0.000% to be repurchased at $834,050 on 9/02/2014 collateralized by $885,000 U.S. Treasury Note, 1.125% due 4/30/2020 valued at $855,501 including accrued interest(f) (Identified Cost $834,050)	834,050

	Description	Value (†)
	Total Investments – 101.0% (Identified Cost $17,229,953)(a)	$20,636,462
	Other assets less liabilities – (1.0)%	(203,906)

	Net Assets – 100.0%	$20,432,556

Shares
Written Options(e) – (1.0%)
45,900	On iShares MSCI EAFE ETF, OTC Call expiring September 05, 2014 at 66.50(g)	$(20,558)
45,700	On iShares MSCI EAFE ETF, OTC Call expiring September 05, 2014 at 68.00(g)	(705)
83,100	On iShares MSCI EAFE ETF, OTC Call expiring September 12, 2014 at 65.50(g)	(115,403)
40,900	On iShares MSCI EAFE ETF, OTC Call expiring September 12, 2014 at 66.00(g)	(40,176)
30,400	On iShares MSCI EAFE ETF, OTC Call expiring September 20, 2014 at 68.00(g)	(5,381)
45,000	On iShares MSCI EAFE ETF, OTC Call expiring October 03, 2014 at 67.50(g)	(22,245)

	Total Written Options (Premiums Received $259,906)	$(204,468)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2014, approximately 94% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying the iShares MSCI EAFE ETFs on which the Fund writes call options and buys put options.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2014, the net unrealized appreciation on investments based on a cost of $17,229,953 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,828,717
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(422,208)

Net unrealized appreciation	$3,406,509

At November 30, 2013, the Fund had a short-term capital loss carryforward of $4,990,857 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	A portion of this security has been pledged as collateral for outstanding call options.
(d)	Non-income producing security.
(e)	The Fund’s investment strategy makes use of exchange-traded and over-the-counter (“OTC”) index options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. When the Fund enters into OTC index options, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	Counterparty is UBS AG.

ETF	Exchange Traded Fund
OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
Australia	$232,766	$1,519,347	$—	$1,752,113
Euro Zone	72,078	6,141,603	—	6,213,681
All Other Common Stocks*		11,797,934	—	11,797,934

Total Common Stocks	304,844	19,458,884	—	19,763,728

Purchased Options*	38,684	—	—	38,684
Short-Term Investments	—	834,050	—	834,050

Total	$343,528	$20,292,934	$—	$20,636,462

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(204,468)	$—	$(204,468)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $84,562 was transferred from Level 1 to Level 2 during the period ended August 31, 2014. At November 30, 2013, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At August 31, 2014, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

A common stock valued at $107,426 was transferred from Level 2 to Level 1 during the period ended August 31, 2014. At November 30, 2013, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At August 31, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing call options and buying put options on one or more non-U.S. equity indices, including options on ETFs that seek to replicate the performance of such indices. Writing call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. Buying put options can protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in each of the markets in international developed equity markets. The combination of the diversified stock portfolio, the steady cash flow from writing call options and the downside protection from purchased put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. During the period ended August 31, 2014, the Fund used written call options and purchased put options in accordance with this objective.

The following is a summary of derivative instruments for the Fund, as of August 31, 2014:

Assets	Investments at value[1]
Exchange traded/cleared asset derivatives
Equity contracts	$38,684

Liabilities	Options written at value
Over-the-counter liability derivatives
Equity contracts	$(204,468)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including options, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of August 31, 2014, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(204,468)	$5,154,957

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of August 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 5,154,957	$ 4,950,489

Industry Summary at August 31, 2014 (Unaudited)

Banks	12.4%
Pharmaceuticals	9.1
Oil, Gas & Consumable Fuels	6.8
Insurance	6.2
Food Products	4.1
Chemicals	4.0
Automobiles	4.0
Metals & Mining	3.4
Machinery	2.9
Beverages	2.8
Diversified Telecommunication Services	2.7
Food & Staples Retailing	2.3
Other Investments, less than 2% each	36.2
Short-Term Investments	4.1

Total Investments	101.0
Other assets less liabilities (including open written options)	(1.0)

Net Assets	100.0%

Country of Risk Summary at August 31, 2014 (Unaudited)

Japan	19.5%
United Kingdom	18.1
France	10.1
Switzerland	10.0
Germany	9.4
Australia	8.6
Netherlands	4.0
Sweden	3.6
Spain	3.2
Hong Kong	2.9
Italy	2.8
Other Investments, less than 2% each	4.7
Short-Term Investments	4.1

Total Investments	101.0
Other assets less liabilities (including open written options)	(1.0)

Net Assets	100.0%

Currency Exposure Summary at August 31, 2014 (Unaudited)

Euro	30.4%
British Pound	21.1
Japanese Yen	19.5
Swiss Franc	9.7
Australian Dollar	8.6
United States Dollar	4.3
Hong Kong Dollar	3.8
Swedish Krona	3.6

Total Investments	101.0
Other assets less liabilities (including open written options)	(1.0)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 20, 2014

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 20, 2014